Investment Strategy - LK Balanced Fund	Oct. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of equity (including common stocks, preferred stocks and convertible securities) and fixed income securities (including securities issued, backed or otherwise guaranteed by the U.S. government or its agencies, securities issued by U.S. government-sponsored entities, corporate bonds, municipal bonds, and other taxable debt securities). The Fund typically invests 40% to 75% of its assets in equity securities selected primarily for their growth potential and 25% to 60% of its assets in equity and fixed income securities selected primarily for their income potential. While the mix of equity and fixed income securities will vary depending on the Adviser’s outlook on the markets, under normal circumstances at least 25% of the Fund’s assets will be invested in fixed income securities. The Fund may invest in securities of any market capitalization. Although the Fund will invest primarily in equity and fixed income securities of U.S. companies, the Fund may invest up to 20% of its assets in equity and fixed income securities of foreign companies that are organized and headquartered in countries outside of the United States. The Fund’s investments in foreign securities may include American Depository Receipts (“ADRs”). The Fund may also invest in floating rate securities.
The Adviser’s equity investment process begins with independent research to identify areas of attractive investment opportunities. The Adviser performs fundamental analysis company by company, to discover factors influencing a business’s profitability. Normally, this involves reviewing, scrutinizing, and analyzing corporate reports; press releases; financial statements; documents filed with the SEC or other regulatory entities; newspaper, magazine, and internet articles; audio recordings or transcripts of conference calls and presentations; and a variety of additional sources. The Adviser focuses on a small number of carefully chosen businesses that it believes have a competitive advantage and high profit margins, and attempts to purchase securities of these companies at a discount to its estimate of a company’s worth.
Included in the Adviser’s analysis of individual equity securities is an assessment of general economic conditions; an evaluation of the stock and bond markets relative to each other; and a review of economic, social, and political trends. Stock selection is accomplished only after completing a thorough analysis. The Adviser makes its buy/sell/retain decisions based on its analysis of the security’s estimated worth relative to its current price.
The Adviser’s fixed income philosophy is an extension of its equity philosophy in that it approaches all investments from a fundamental basis. Employing this philosophy, the Adviser does not try to time the short-term movements of interest rates, but instead attempts to build a portfolio of high quality corporate, agency, and government bonds and equity securities with a strong income potential that provides stability and income to the overall portfolio. The Adviser’s fixed income portfolio allocation is a complement to its equity portfolio allocation, with shifts between allocation percentages dependent upon current market opportunities within a long-term view.
Corporate, agency, and government bonds are continually compared against each other at all maturities to evaluate where the best opportunities lie for improved total return. Yields-to-maturity, yields-to-worst, and cash-flow yields are compared to like-quality bonds. Credit analysis of corporate bonds is performed to try and avoid future rating downgrades as well as identify possible upgrade candidates. The Fund may invest up to 10% in high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Below investment grade debt securities have speculative characteristics and they may be less liquid than investment grade debt securities. The Fund has no set policy regarding the maturity or duration of any or all of its securities.

Strategy Portfolio Concentration [Text]	The Fund typically invests 40% to 75% of its assets in equity securities selected primarily for their growth potential and 25% to 60% of its assets in equity and fixed income securities selected primarily for their income potential. While the mix of equity and fixed income securities will vary depending on the Adviser’s outlook on the markets, under normal circumstances at least 25% of the Fund’s assets will be invested in fixed income securities. The Fund may invest in securities of any market capitalization. Although the Fund will invest primarily in equity and fixed income securities of U.S. companies, the Fund may invest up to 20% of its assets in equity and fixed income securities of foreign companies that are organized and headquartered in countries outside of the United States. The Fund’s investments in foreign securities may include American Depository Receipts (“ADRs”). The Fund may also invest in floating rate securities.